SCHEDULE OF RIGHT OF USE OPERATING LEASES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Right-of-use assets	$ 212,486	$ 240,796	$ 72,539
Beginning balance	244,906
Ending balance	218,464	244,906
Current lease liabilities	91,665	104,224	51,963
Long-term lease liabilities	126,799	140,682	26,986
Office Premises [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets	212,486	240,796	72,539
Beginning balance	244,906	78,949	53,128
Addition		220,368	57,357
Interest expense		9,042	9,812
Liability accretion	7,088	9,042
Lease payments	(33,530)	(63,453)	(43,932)
Foreign exchange movement			2,584
Ending balance	218,464	244,906	78,949
Current lease liabilities	91,665	104,224	51,963
Long-term lease liabilities	$ 126,799	$ 140,682	$ 26,986